American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2022

Global Real Estate - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 6.2%
Arena REIT	1,070,850	3,635,169
Goodman Group	947,515	13,866,939
NEXTDC Ltd.(1)	754,065	6,277,246
Scentre Group	2,498,762	5,120,569
Vicinity Centres	6,246,100	9,139,262
		38,039,185
Belgium — 0.3%
VGP NV	10,442	1,833,991
Canada — 2.1%
Chartwell Retirement Residences	784,562	6,972,251
Dream Industrial Real Estate Investment Trust	263,430	2,596,139
Tricon Residential, Inc.	99,265	1,080,003
Tricon Residential, Inc. (Toronto)	196,461	2,135,596
		12,783,989
Hong Kong — 3.0%
CK Asset Holdings Ltd.	812,500	5,752,278
Link REIT	1,510,900	12,652,774
		18,405,052
India — 0.5%
Embassy Office Parks REIT	678,681	3,120,124
Japan — 7.7%
Comforia Residential REIT, Inc.(2)	3,382	8,542,176
GLP J-Reit	4,680	6,154,921
Invincible Investment Corp.	15,324	4,820,660
Japan Hotel REIT Investment Corp.	8,707	4,518,541
Orix JREIT, Inc.	5,266	7,554,951
SOSiLA Logistics REIT, Inc.	5,736	6,624,362
Tokyu Fudosan Holdings Corp.	1,774,900	9,618,091
		47,833,702
Singapore — 3.1%
CapitaLand Integrated Commercial Trust	3,869,500	6,112,726
Capitaland Investment Ltd.	3,692,100	10,505,235
City Developments Ltd.	475,400	2,670,909
		19,288,870
Spain — 0.6%
Cellnex Telecom SA	79,842	3,571,259
United Kingdom — 3.6%
Big Yellow Group PLC	164,431	2,852,325
Grainger PLC	1,668,405	6,029,912
Segro PLC	767,173	10,263,225
Shaftesbury PLC(2)	547,866	3,361,876
		22,507,338
United States — 71.9%
AGNC Investment Corp.	241,686	3,047,660
Agree Realty Corp.	262,824	20,918,162
Alexandria Real Estate Equities, Inc.	78,571	13,025,500
American Homes 4 Rent, Class A	230,711	8,739,333
American Tower Corp.	30,539	8,270,877

Americold Realty Trust, Inc.	333,181	10,911,678
AvalonBay Communities, Inc.	61,467	13,150,250
Camden Property Trust	138,005	19,472,506
Corporate Office Properties Trust	196,630	5,535,135
Digital Realty Trust, Inc.	132,298	17,522,870
Duke Realty Corp.	174,316	10,905,209
Equinix, Inc.	35,443	24,942,657
Equity LifeStyle Properties, Inc.	171,403	12,601,549
Essential Properties Realty Trust, Inc.	367,658	8,867,911
Host Hotels & Resorts, Inc.	637,545	11,354,676
IHS Holding Ltd.(1)	339,863	2,926,220
Invitation Homes, Inc.	386,773	15,095,750
Iron Mountain, Inc.	196,518	9,529,158
Kimco Realty Corp.	708,065	15,655,317
Kite Realty Group Trust	739,969	14,717,983
Life Storage, Inc.	70,357	8,857,243
NETSTREIT Corp.(2)	385,952	7,912,016
Prologis, Inc.	419,270	55,578,431
Public Storage	91,577	29,891,649
Realty Income Corp.	245,837	18,189,480
Rexford Industrial Realty, Inc.	162,129	10,604,858
Ryman Hospitality Properties, Inc.(1)	43,239	3,828,381
Sabra Health Care REIT, Inc.	337,271	5,190,601
UDR, Inc.	338,988	16,407,019
Ventas, Inc.	241,891	13,008,898
Welltower, Inc.	312,362	26,969,335
		443,628,312
TOTAL COMMON STOCKS (Cost $551,586,514)		611,011,822
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,537	6,537
State Street Navigator Securities Lending Government Money Market Portfolio(3)	399,000	399,000
		405,537
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $754,100), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $739,618)		739,483
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $5,283,679), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $5,180,963)		5,180,000
		5,919,483
TOTAL SHORT-TERM INVESTMENTS (Cost $6,325,020)		6,325,020
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $557,911,534)		617,336,842
OTHER ASSETS AND LIABILITIES†		(116,490)
TOTAL NET ASSETS — 100.0%		$617,220,352

SECTOR ALLOCATION
(as a % of net assets)
Industrial	21.1%
Retail	19.9%
Residential	16.9%
Health Care	9.0%
Data Centers	7.8%
Self Storage	6.7%
Diversified	5.7%
Lodging/Resorts	3.9%
Office	3.5%
Infrastructure REITs	2.4%
Specialty	1.6%
Home Financing	0.5%
Short-Term Investments	1.0%
Other Assets and Liabilities	—#
# Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,526,900. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,082,977, which includes securities collateral of $9,683,977.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	38,039,185	—
Belgium	—	1,833,991	—
Canada	1,080,003	11,703,986	—
Hong Kong	—	18,405,052	—
India	—	3,120,124	—
Japan	—	47,833,702	—
Singapore	—	19,288,870	—
Spain	—	3,571,259	—
United Kingdom	—	22,507,338	—
Other Countries	443,628,312	—	—
Short-Term Investments	405,537	5,919,483	—
	445,113,852	172,222,990	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.